Legal Proceedings	12 Months Ended
Dec. 31, 2019
Legal Proceedings [Abstract]
Legal Matters and Contingencies [Text Block]
26. Legal Proceedings

PDL BioPharma, Inc. v Merck Sharp & Dohme, Corp.

On January 22, 2016, the Company filed a complaint against Merck Sharp & Dohme, Corp (“Merck”) for patent infringement in the United States District Court for the District of New Jersey. In the complaint, the Company alleged that manufacture and sales of certain of Merck’s Keytruda product infringed one or more claims of the Company’s U.S. Patent No. 5,693,761 (the “761 Patent”). The Company requested judgment that Merck infringed the 761 Patent, an award of damages due to the infringement, a finding that such infringement was willful and deliberate and trebling of damages therefore, and a declaration that the case is exceptional and warrants an award of attorney’s fees and costs.

On April 21, 2017, the Company entered into a settlement agreement with Merck to resolve the patent infringement lawsuit between the parties pending in the U.S. District Court for the District of New Jersey related to Merck’s Keytruda humanized antibody product. Under the terms of the agreement, Merck paid the Company a one time, lump-sum payment of $19.5 million, and the Company granted Merck a fully paid-up, royalty free, non-exclusive license to certain of the Company’s rights to issued patents in the United States and elsewhere, covering the humanization of antibodies (the “Queen et al. patent”) for use in connection with Keytruda as well as a covenant not to sue Merck for any royalties regarding Keytruda. In addition, the parties agreed to dismiss all claims in the relevant legal proceedings.

Wellstat Litigation

On September 4, 2015, the Company filed in the Supreme Court of New York a motion for summary judgment in lieu of complaint which requested that the court enter judgment against Wellstat Diagnostics Guarantors for the total amount due on the Wellstat Diagnostics debt, plus all costs and expenses including lawyers’ fees incurred by the Company in enforcement of the related guarantees. On July 29, 2016, the court issued its Memorandum of Decision granting the Company’s motion for summary judgment and denying the Wellstat Diagnostics Guarantors’ cross-motion for summary judgment seeking a determination that they were no longer liable under the guarantees. The Supreme Court of New York held that the Wellstat Diagnostics Guarantors are liable for all “Obligations” owed by Wellstat Diagnostics to the Company. It did not set a specific dollar amount due, but ordered that a judicial hearing officer or special referee be designated to determine the amount of the Obligations owing, and awarded the Company its attorneys’ fees and costs in an amount to be determined. On July 29, 2016, the Wellstat Diagnostics Guarantors filed a notice of appeal from the Memorandum of Decision to the Appellate Division of the Supreme Court of New York. On February 14, 2017, the Appellate Division reversed the summary judgment decision of the Supreme Court in the Company’s favor, but affirmed the denial of the Wellstat Diagnostics Guarantors’ cross-motion for summary judgment. The Appellate Division determined that the action was inappropriate for summary judgment pursuant to New York Civil Practice Law & Rules section 3213 on procedural grounds, but specifically made no determination regarding whether the Company was entitled to a judgment on the merits. Pursuant to this decision, the action was remanded to the Supreme Court for further proceedings on the merits. The proceeding has been conducted as a plenary proceeding, with both parties having the opportunity to take discovery and file dispositive motions in accordance with New York civil procedure. On September 11, 2019, the Supreme Court of New York granted the Company’s summary judgment motion, the court holding that the guarantees executed by the Wellstat Diagnostics Guarantors are valid and enforceable, and that the Wellstat Diagnostics Guarantors are liable for the amount owed under the loan agreement. The court ordered a damages hearing before a special referee to calculate the amount owed under the loan agreement between Wellstat Diagnostics and the Company. On September 12, 2019, the Wellstat Diagnostics Guarantors filed a notice of appeal of the Supreme Court of New York’s decision on summary judgment. On September 17, 2019, the Wellstat Diagnostics Guarantors requested a stay of the enforcement of the New York Supreme Court’s decision pending their appeal of the decision, which was denied on November 21, 2019. A damages hearing was scheduled to begin before a judicial hearing officer on December 17, 2019. At the request of the judicial hearing officer, the parties agreed to mediate their dispute prior to the commencement of the damages hearing. As a result, no decision has been made by the hearing officer with respect to the amount of damages owed to the Company.

Glumetza Class Action Antitrust Litigation

On September 18, 2019, the City of Providence filed a civil antitrust suit on behalf of a putative class of payors in the Northern District of California against Bausch Health Companies, Inc., Salix Pharmaceuticals, Inc., Santarus, Inc., Assertio Therapeutics, Inc., Lupin Pharmaceuticals, Inc. and the Company, inter alia, alleging that a patent settlement agreement between Assertio and Lupin unlawfully restrained competition in an alleged market for Glumetza and its AB-rated generic equivalents sold in the United States. The plaintiffs claim that the settlement agreement violated the federal Sherman Act and various state antitrust laws. The Company was a named defendant by certain End Payor Plaintiffs (EPPs) due to its purchase from Assertio in 2013 of a royalty asset based on sales of Glumetza. On January 21, 2020, the EPPs voluntarily dismissed their claims against the Company, without prejudice. The Company has agreed to toll the running of statute of limitations for a limited period of time and to respond to certain discovery requests, subject to reasonable objections.

Noden Pharma DAC v Anchen Pharmaceuticals, Inc. et al

On June 12, 2017, Noden Pharma DAC filed a complaint against Anchen and Par Pharmaceutical (“Par”) for infringement of U.S. Patent No. 8,617,595 based on their submission of an ANDA seeking authorization from the FDA to market a generic version of Tekturna® aliskiren hemifumarate tablets, 150 mg and 300 mg, in the United States. Noden Pharma DAC’s suit triggered a 30-month stay of FDA approval of that application under the Hatch Waxman Act. Par filed a counterclaim seeking a declaratory judgment that their proposed generic version of Tekturna HCT® aliskiren hemifumarate hydrochlorothiazide tablets (150 mg eq. base/12.5 mg HCT, 150 mg eq. base/25 mg HCT, 300 mg eq. base/12.5 mg HCT, and 300 mg eq. base/25 mg HCT), described in a separate ANDA submitted by Par to FDA, alleging noninfringement of U.S. Patent No. 8,618,172 (“the ‘172 Patent”), also owned by Noden Pharma DAC. This case was litigated in the United States District Court for the District of Delaware. In March of 2018, the Parties filed a joint stipulation of dismissal of the defendants’ counterclaim seeking a declaratory judgment of non-infringement of the ‘172 Patent. In the stipulation, Anchen and Par agreed that they will not seek, or otherwise join or assist in, any post-grant review, including inter partes review, of the ‘172 patent or U.S. Patent No. 9,023,893. The defendants further stipulated that they will not seek marketing approval of Par’s ANDA or submit any other ANDA seeking approval to market aliskiren hemifumarate hydrochlorothiazide prior to the expiration of the ‘172 Patent in July of 2028. Both the ‘172 Patent and the ‘893 Patent are listed in the Orange Book for Tekturna HCT. On June 8, 2018, Noden and Anchen entered into the Settlement Agreement. Under the Settlement Agreement, the parties agreed to file a stipulation of dismissal with the court to facilitate dismissal of the litigation in its entirety, with prejudice. In the Settlement Agreement, Noden granted Anchen a non-exclusive, royalty free, fully paid up and non-transferable license to manufacture and commercialize in the United States a generic version of aliskiren which is described in Anchen’s ANDA, and Anchen agreed not to commercialize its generic version of aliskiren prior to March 1, 2019. The license grant excludes certain formulations covered by the ‘595 Patent which closely relate to the commercial formulation of Tekturna marketed by Noden. The Settlement Agreement includes a release by each party for liabilities associated with the litigation and an acknowledgment from Anchen that the ‘595 Patent claims are valid and enforceable.

Depomed, Inc. vs. Valeant Pharmaceuticals, Inc.

On October 27, 2017, Valeant, Depomed and the Company entered into a settlement agreement (“Depomed Settlement Agreement”) to resolve all matters addressed in the lawsuit. Under the terms of the Depomed Settlement Agreement, the litigation was dismissed, with prejudice, and Valeant paid to Depomed a one-time, lump-sum payment of $13.0 million. In addition, Depomed and the Company released Valeant and its subsidiary from any and all claims against them as a result of the audit, Valeant’s obligation to pay additional royalties under the commercialization agreement and/or the litigation; and Valeant released Depomed and the Company against any and all claims against them as a result of the audit and/or the litigation. The settlement payment was transferred to the Company under the terms of the Depomed Royalty Agreement in November of 2017.

Other Legal Proceedings

From time to time, the Company is involved in lawsuits, arbitrations, claims, investigations and proceedings, consisting of intellectual property, commercial, employment and other matters, which arise in the ordinary course of business. The Company makes provisions for liabilities when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Such provisions are reviewed at least quarterly and adjusted to reflect the impact of settlement negotiations, judicial and administrative rulings, advice of legal counsel, and other information and events pertaining to a particular case. Litigation is inherently unpredictable. If any unfavorable ruling were to occur in any specific period, there exists the possibility of a material adverse impact on the results of the Company’s operations of that period and on its cash flows and liquidity.